S000058959 [Member] Expense Example, No Redemption - Carillon Reams Core Bond Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 449
Expense Example, No Redemption, 3 Years	639
Expense Example, No Redemption, 5 Years	845
Expense Example, No Redemption, 10 Years	1,438
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	253
Expense Example, No Redemption, 3 Years	497
Expense Example, No Redemption, 5 Years	866
Expense Example, No Redemption, 10 Years	1,902
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	181
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	758
Class R-6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	36
Expense Example, No Redemption, 3 Years	152
Expense Example, No Redemption, 5 Years	278
Expense Example, No Redemption, 10 Years	$ 648